Trade and other receivables (Details) - EUR (€) € in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Trade and other receivables
Trade receivables	€ 234	€ 22,580	€ 214
Interest receivable	809	2,081	556
Other receivables	4,644	3,454	2,116
Total trade and other current receivables	€ 5,687	€ 28,115	€ 2,886